Share-based payments (Tables)	12 Months Ended
Dec. 31, 2024
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of assumptions used in determining the fair value of the share options

Assumptions	2022	2023	2024
Expected dividend yield	0.00%	0.00%	0.00%
Risk-free interest rate	1.82%~2.39%	2.17%~2.35%	1.41%~1.47%
Expected volatility	39.51%~44.69%	32.95%~38.74%	23.17%~27.53%
Total fair value of share-based awards	832,456	1,097,668	1,540,863

Schedule of share option movements

	Options outstanding	Weighted average exercise price per share	Weighted average remaining contractual years to expiry per share	Aggregate intrinsic value
		US$		US$

Outstanding as of December 31, 2023	5,806,691	61.51	5.49 years	158,447

Forfeited	—
Exercised	(14,000)

Outstanding as of December 31, 2024	5,792,691	61.66	4.72 years	32,986

Non-vested as of December 31, 2024	968,460
Options vested and expected to vest as of December 31, 2024	5,792,691	61.66	4.72 years	32,986
Exercisable as of December 31, 2024	4,824,231	60.61	4.66 years	32,502

Schedule of non-vested shares movement
For the years ended December 31, 2023 and 2024, the
non-vested
shares movement was as follows:

Non-vested shares outstanding

Outstanding as of December 31, 2023	4,325,365
Granted	1,794,730
Vested	(1,748,581)
Forfeited	(647,535)

Outstanding as of December 31, 2024	3,723,979

Schedule of share-based compensation expenses

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Fulfillment expenses	(74,063)	(77,926)	(84,079)
Marketing expenses	(14,630)	(33,379)	(31,215)
Technology and content expenses	(242,714)	(330,197)	(382,308)
General and administrative expenses	(876,174)	(1,068,304)	(1,040,138)

	(1,207,581)	(1,509,806)	(1,537,740)